Document and Entity Information	Nov. 08, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 08, 2022
Entity Registrant Name	Federal Home Loan Mortgage Corporation
Entity File Number	001-34139
Entity Tax Identification Number	52-0904874
Entity Address, Address Line One	8200 Jones Branch Drive
Entity Address, City or Town	McLean,
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102-3110
City Area Code	703
Local Phone Number	903-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001026214
Amendment Flag	false
Entity Incorporation, State or Country Code	X1